Submission	Dec. 04, 2024
Submission [Line Items]
Central Index Key	0000099070
Registrant Name	TRANSCANADA PIPELINES LTD
Form Type	F-10
Submission Type	F-10EF
Fee Exhibit Type	EX-FILING FEES